Long-term debt (Tables)	9 Months Ended
May 31, 2024
Long-term debt.
Summary of long term debt

	As at	As at
	May 31,	August 31,
	2024	2023
	$	$
The government assistance loan is non-interest bearing until December 31, 2023 at which time the loan bears interest at 5% per annum. The loan must be repaid by December 31, 2025.	—	40,000

Commercial term loan bearing interest at 10.70% per annum payable in monthly installments of $667 until December 2028.	—	—

Term loans, bearing interest at rates varying 9.44% and 13.87% per annum payable in monthly installments of $5,137 ending December 2026.	199,659	265,329
	199,659	305,329
Current portion of long-term debt	61,642	271,546
	138,017	33,783